Note Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Indefinite Lived Intangible Assets			$ 6,100	$ 6,100
Amortization Of Intangible Assets			12,144	11,019	$ 8,160
Goodwill, Impairment Loss			3,801	0	$ 0
Goodwill Purchase Accounting Adjustments			4,707	118,078
Goodwil, Acquired During Period			0	42,634
FDIC Assisted Partial Acquisition Of Doral Bank
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill Purchase Accounting Adjustments		$ 4,700		120,500
Goodwil, Acquired During Period				163,100
Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Discount Rate	13.72%
Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Discount Rate	9.47%
Doral Insurance Agency
Goodwill and Intangible Assets Disclosure [Line Items]
Finite-Lived Core Deposits, Gross				17,300
Goodwill Purchase Accounting Adjustments				2,400
Banco Popular de Puerto Rico
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Impairment Loss			3,801	0
Goodwill Purchase Accounting Adjustments			0	26,213
Step 1 Fair Value Excess Over Carrying Amount	$ 549,000
Percentage excess of fair value of reporting unit over equity value	16.00%
Goodwil, Acquired During Period			0	3,899
Banco Popular North America
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Impairment Loss			0	0
Amount Implied Fair Value	$ 166,000
Goodwill Purchase Accounting Adjustments			4,707	91,865
Goodwil, Acquired During Period			0	$ 38,735
Step 1 Carrying Amount in Excess of Fair Value	$ 84,000
Step 1 Percentage of Carrying Amount in Excess of Fair Value	5.00%
Banco Popular de Puerto Rico and Banco Popular North America
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage Of Goodwill	98.00%
Popular Securities
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Impairment Loss			3,800
Fully Amortized Intangibles
Goodwill and Intangible Assets Disclosure [Line Items]
Finite-Lived Core Deposits, Gross			$ 26,300